Net Investment Income	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Net Investment Income [Abstract]
NET INVESTMENT INCOME

12. Net INVESTMENT InCOME

	For the six months ended 30 June
	2020	2019
	USD	USD

Interest income	5,411,973	5,432,395
Dividends from equities at FVTOCI	84,445	696,640
Dividends from equities at FVTPL	356,876	290,339

Realized gains and losses on investments

Realized loss on sale of bonds at FVTOCI	(113,313)	(340,783)
Realized gain on sale of equities and mutual funds at FVTPL	1,638,446	786,242

Unrealized gains and losses on investments

Unrealized (loss) gain on revaluation of financial assets at FVTPL	(2,853,821)	984,002

Gains and losses from investment properties

Realized loss on sale of investment properties	(41,047)	-
Unrealized loss on investment properties *	(723,801)	-
Rental income	83,971	99,283

Expected credit losses on investments

Expected credit loss on financial assets at FVOCI **	(64,697)	-
Expected credit loss on financial assets at amortized cost **	(515)	-

Investments custodian fees and other investments expenses	(726,143)	(655,866)
	3,052,374	7,292,252

*	As at 30 June 2019, management was of the opinion that the fair value of the investment properties carrying amount at that date approximates the fair valuation performed on 31 December 2018, therefore no fair value adjustments were recorded for the six months ended 30 June 2019.

**	As at 30 June 2019, the amount of the provision for expected credit loss was approximating the provision amount on 31 December 2018, therefore no expected credit loss was recorded for the six months ended 30 June 2019.

22.	NET INVESTMENT INCOME

	2019	2018	2017
	USD	USD	USD

Interest income	10,866,051	9,698,069	8,632,460
Dividends from equities at FVTOCI	721,240	342,800	-
Dividends from equities at FVTPL	391,222	701,076	-
Dividends	-	-	1,490,607

Realized gains and losses on investments

Net gain on sale of available-for-sale investments	-	-	3,133,556
Realized loss on sale of bonds at FVTOCI	(628,523)	(763,569)	-
Realized gain on sale of FVTPL equities and mutual funds	946,952	2,048,908	-

Unrealized gains and losses on investments
Fair value changes of held for trading investments	-	-	95,582
Unrealized loss on revaluation of financial assets at FVTPL	1,590,964	(948,802)	-

Gains and losses from investments in properties

Realized gain on sale of investment properties	678,516	-	-
Fair value (loss) gain on investment properties (note 12)	(304,482)	93,934	18,148
Rental income	203,076	606,862	1,007,983

Impairment and expected credit losses on investments
Impairment on available for sale investments	-	-	(71,863)
Expected credit loss on financial assets at FVOCI	22,764	(29,903)	-
Release of expected credit loss on financial assets at amortized cost	12,827	6,248	-

Investments custodian fees and other investments expenses	(1,126,531)	(1,445,327)	(1,741,631)
	13,374,076	10,310,296	12,564,842